Employee Cost (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Employee Cost [Abstract]
Summary of Employee Cost

Employee Cost for the years ended December 31, 2021, 2022 and 2023 was comprised of the following:

	2021		2022		2023
Wages and salaries	Ps.	702,525	Ps.	900,596	Ps.	1,102,323
Other remunerations		107,198		133,237		164,011
Social benefits		91,357		116,581		154,563
Severance payments		22,390		13,401		16,901
Labor union fees		20,111		22,183		24,202
Taxes on employee benefits		13,977		19,987		30,064
PTU		70,127		56,531		96,455
Retirement employee benefits		33,151		35,530		51,452
Others		54,914		75,218		84,490
	Ps.	1,115,750	Ps.	1,373,264	Ps.	1,724,461